UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                    -----------

                             UBS Willow Fund L.L.C.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

             Date of reporting period: July 1, 2005 - June 30, 2006
                                      ------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

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     ISSUER OF       EXCHANGE                              SHAREHOLDER
     PORTFOLIO        TICKER             CUSIP #           MEETING DATE                    SUMMARY OF MATTER VOTED ON
     SECURITY         SYMBOL



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
Texcal                                                      9/21/2005           Election of Managers
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PC Landing                                                  10/12/2005          Class 2 Ballot for accepting or rejecting debtors'
                                                                                joint plan of reorganization under Chapter 11 of
                                                                                the Bankruptcy Code
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Northern Offshore    nfshf        sedol:B06M2H0             10/17/2005          1. To appoint Richard Borghese, or failing him
                                                                                David Cooke, as Chairman of the meeting. 2. To
                                                                                approve minutes of the last meeting of Members
                                                                                (Feb 3, 05) 3. Receipt of  Financial Statements
                                                                                (31 December 2002 and 2003) 4. To set the
                                                                                number of Directors on the Board of Five. 5. To
                                                                                elect as directors: Jim LaChance, Kurt Plumer,
                                                                                Tor Olav Troim, Lee Chaiken (to authorize the
                                                                                directors to fill one vacancy at their decision) 6.
                                                                                To appoint PricewaterhouseCoopers, Singapore,
                                                                                as Auditors. 7. To approve and adopt new
                                                                                Company By-laws
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WCI Steel            wcisv        92923jaf6                 11/9/2005           Ballot for Accepting or Rejecting plans of
                                                                                Reorganization for WCI Steel. Ballots for
                                                                                beneficial owners 10% Senior Secured Notes
                                                                                Due 2004
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WCI Steel            wcisv        92923jaf6                 11/9/2005           Ballot for Accepting or Rejecting plans of
                                                                                Reorganization WCI Steel.  Ballots for
                                                                                beneficial owners 10% Senior Secured Notes
                                                                                Due 2004
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Mirant Corp          mir          842815AAO                 11/10/2005          1. Voting Classification and Amount 2. Vote--
                                                                                The undersigned votes its Mirant Debtor Class 3
                                                                                Claim as set forth in Item 1 above to accept or
                                                                                reject plan
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Birch Telecom                                               3/14/2006           Ballot for Class 4B Lender Deficiency Claims

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Birch Telecom                                               3/14/2006           Ballot for Class 2 Lender Secured Claims

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Oxford Automotive    oxau         690903ak5 / 690903al3     3/21/2006           Re-registration of the Company as a public
                                                                                company and consequential amendments to the
                                                                                Articles of Association.  2. Approval of the
                                                                                reverse takeover by Wagon plc, the acquisition of
                                                                                Oxford Automotive Europe SAS and the
                                                                                acquisition of Oxford Automotive GmbH
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Integrated
Electrical           IESR           45811EAE3               4/19/2006           2nd amended plan of reorg
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Integrated
Electrical           IESR           45811EAB9               4/19/2006           2nd amended plan of reorg
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Knology              knol           499183-804              5/2/2006            1. Vote for Director: O. Gene Gabbard 2.
                                                                                Approval for the Knology 2006 Incentive Plan
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Core-Mark
Holding Company     core            218681104               5/8/2006            1. Vote for Director nominees listed in proxy
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Northern Offshore    nfshf          sedol:B06M2H0           5/15/2006           1.To appoint a chairman of the meeting. 2.
                                                                                Confirmation of notice and quorum. 3. To
                                                                                approve the minutes of the last meeting of the
                                                                                Members held on 17 October 2005. 4. To receive
                                                                                and adopt the financial statements of the
                                                                                Company for the year ended 31 December 2004.
                                                                                5. To appoint directors. 6. To appoint Auditors.
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Pliant               plns           447013AH6, 729136AC5    5/22/2006           1. Pliant Corp is soliciting votes for acceptance
                                                                                of its second amended plan of reorganization
                                                                                from holders. 2. Holders may also elect not to grant
                                                                                the releases contained in section 10.2(B) of the
                                                                                plan and not to consent to the related injunction.
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
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                                                                         FUND'S VOTE
                                                                           FOR OR
                                    WHO               WHETHER              AGAINST
      ISSUER OF                  PROPOSED              FUND              PROPOSAL, OR           WHETHER VOTE
      PORTFOLIO                   MATTER:              CAST              ABSTAIN; FOR            WAS FOR OR
      SECURITY                    ISSUER /            VOTE ON            OR WITHHOLD               AGAINST
                                SHAREHOLDER           MATTER              REGARDING              MANAGEMENT
                                                                         ELECTION OF
                                                                          DIRECTORS
------------------------------------------------------------------------------------------------------------------------

Texcal                            issuer                No                 abstain              abstension was vote for

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PC Landing                        issuer                Yes                for                  for

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 Northern Offshore                issuer                Yes                for                  for

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WCI Steel                         issuer                Yes                against              against

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WCI Steel                         Noteholders           Yes                for                  against

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Mirant Corp                       issuer                Yes                for                  for

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Birch Telecom                     issuer                Yes                for                  for

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Birch Telecom                     issuer                Yes                for                  for

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Oxford Automotive                 issuer                Yes                for                  for

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Integrated Electrical             issuer                Yes                for                  for

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Integrated Electrical             issuer                Yes                for                  for

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Knology                           issuer                Yes                for                  for

------------------------------------------------------------------------------------------------------------------------

Core-Mark Holding Company         issuer                Yes                for                  for

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Northern Offshore                 issuer                Yes                for                  for

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Pliant                            issuer                Yes                for                  for
------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                   UBS Willow Fund L.L.C.
          ----------------------------------------------------------------------




By (Signature and Title)*    /s/ Douglas A. Lindgren
                         -------------------------------------------------------
                             Douglas A. Lindgren, Principal Executive Officer
                             (Principal Executive Officer)


Date       August 15, 2006
    ----------------------------------------------------------------------------




*Print the name and title of each  signing  officer  under his or her signature.